Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended			1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2013 Assets under capital lease obligations [Member]	Dec. 31, 2012 Assets under capital lease obligations [Member]	Dec. 31, 2012 Assets under capital lease obligations [Member] Successor [Member]	Nov. 16, 2012 Assets under capital lease obligations [Member] Predecessor [Member]	Dec. 31, 2011 Assets under capital lease obligations [Member] Predecessor [Member]	Dec. 31, 2010 Assets under capital lease obligations [Member] Predecessor [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 36,033		$ 36,033		$ 31,371	$ 31,371				$ 38,854		$ 9,369	$ 9,795	$ 9,795		$ 8,464
Accumulated depreciation and amortization	6,797		6,797		1,165	1,165				12,414		2,329	319	319		3,903
Depreciation and amortization expense	$ 2,183	$ 2,205	$ 6,725	$ 6,228		$ 11,229	$ 9,760	$ 6,484	$ 7,676	$ 7,571	$ 5,933			$ 1,165	$ 7,378	$ 5,820	$ 3,331